Variable Interest Entities ("VIEs") (Balance Sheet Carrying Amounts Related to VIEs) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Investments in Affiliated Companies	$ 281,363	$ 271,618	$ 276,856